                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2


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1.       Name and address of issuer:
         Variable Life Separate Account A
         of Monarch Life Insurance Company
         One Monarch Place
         Springfield, MA 01133

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2.       Name of each series of class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

         NOT APPLICABLE

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3.       Investment Company Act File Number:     811-3089

         Securities Act File Number:             2-68886*, 33-457, 33-13285,
                                                 33-31874, 33-12717

         *The fee, if any, is paid on the filing for 2-68886

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4(a).    Last day of fiscal year for which this notice if filed:

         December 31, 1998

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4(b).[ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of issuer's fiscal year). (See instructions A.2)


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Note: If the Form is being filed late, interest must be paid on the registration fee due.


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4(c).[ ] Check box if this is the last time the issuer will be filing this
         Form.


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


                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2


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5. Calculation of registration fee:

   (i)    Aggregate sale price of securities sold
          during the fiscal year in reliance on rule
          24F-2:                                                     $ 5,185,955
                                                                     -----------

   (ii)   Aggregate price of securities redeemed
          or repurchased during the fiscal year:        $22,551,801
                                                        -----------

   (iii)  Aggregate price of securities redeemed
          or repurchased during and prior fiscal
          year ending no earlier than October 11,
          1995 that were not previously used to
          reduce registration fees payable to the
          Commission:                                   $20,987,021
                                                        -----------

   (iv)   Total available redemption credits [add
          Items 5(ii) and 5(iii):                                    $43,538,822
                                                                     -----------

   (v)    Net sales -- if Item 5(i) is greater than
          Item 5(iv) [subtract Item 5(iv) from
          Item 5(i)]:                                                $         0
                                                                     -----------

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   (vi)   Redemption credits available for use in      $(38,352,867)
          future years -- if Item 5(i) is less than    ------------
          Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
--------------------------------------------------------------------

   (vii)  Multiplier for determining registration
          fee (see Instruction C.9):                                 X  0.000278
                                                                     -----------

   (viii) Registration fee due [multiply Item 5(v)
          by Item 5(vii)] (enter "0" if no fee is due):             =$         0
                                                                     ===========

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6. Prepaid Shares

   If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ________.

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7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                    +$         0
                                                                     -----------

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8. Total of the amount of the registration fee due plus any interest due [line
   5(viii) plus line 7]:
                                                                    =$         0
                                                                     -----------

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9. Date the registration fee and any interest payment was sent to the
   Commission's lockbox depository:

   Method of Delivery:

               [ ] Wire Transfer
               [ ] Mail or other means

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


                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2




                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title):* /s/   Atilla Aritan
                           ------------------------------------------
                           Vice President & Assistant Treasurer
                           ------------------------------------------
                           Atilla Aritan
                           Vice President & Assistant Treasurer
Date:       2/25/99
      --------------------

  *Please print the name and title of the signing officer below the signature.